Note 9 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Summary of Operating Loss Carryforwards [Table Text Block]
Year Ending December 31,	Amount

2020	$174,000
2021	71,000
2024	66,000
2028	7,000
2030	160,000
2031	73,000
2032	48,000
2034	727,000
2035	1,969,000
2036	2,867,000
2037	2,481,000
Indefinite	3,260,000
Total	$11,903,000

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2018	201 7
Deferred tax assets:
Net operating loss carryforwards	$3,017,000	$2,206,000
Tax credits	3,085,000	2,397,000
Impairment allowances	10,000	7,000
Stock compensation	64,000	20,000
Other	62,000	35,000
Less valuation allowance	(6,235,000)	(4,660,000)
Deferred tax asset, net of valuation	3,000	5,000
Deferred tax liabilities:
Property and equipment	(3,000)	(5,000)
Deferred tax liabilities	(3,000)	(5,000)
Net tax assets	$-	$-

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2018	2017

Tax benefit (expense) at Federal statutory rate	$894,000	$1,303,000
Effect of State taxes	185,000	139,000
Tax credits	676,000	1,135,000
Nondeductible expenses	(180,000)	(435,000)
Tax Cuts and Jobs Act rate decrease	-	(1,098,000)
Valuation allowance – deferred tax assets	(1,575,000)	(1,044,000)
Total tax benefit (provision)	$-	$-